OPERATING EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Material income and expense [abstract]
Summary of Operating Expenses
Sales and marketing expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
People costs	5,314	4,051	10,052	7,676
Employees' bonuses related to acquisition	115	—	165	—
External marketing expenses	1,485	1,511	2,926	2,629
Amortization of intangible assets	105	1,707	282	3,311
Share options expense	92	114	184	244
External content	734	768	1,823	1,541
Other	558	303	1,009	415
Total sales and marketing expenses	8,403	8,454	16,441	15,816
Presentation of certain sales and marketing expenses for the comparative periods was adjusted to reflect changes in costs’ classification consistently with current periods. It resulted in a reclassification between people costs and external marketing expenses of $200 and $300 for the three and six months ended June 30, 2022, respectively.

Technology expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
People costs	1,762	1,075	3,431	2,097
Amortization of intangible assets	193	100	395	177
Share options expense	8	5	15	10
Software and subscriptions	353	142	578	244
Other	131	177	251	334
Total technology expenses	2,447	1,499	4,670	2,862
General and administrative expenses

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
People costs	3,266	1,884	5,927	4,066
Share options expense	1,153	766	1,900	1,355
Depreciation of property and equipment	63	44	120	87
Amortization of right-of-use assets	119	101	228	203
Short term leases	114	203	217	367
Legal and consultancy fees	1,156	1,097	2,336	2,121
Acquisition related costs	21	180	243	454
Secondary offering related costs	733	—	733	—
Insurance	166	170	338	351
Other	495	359	1,025	628
Total general and administrative expenses	7,286	4,804	13,067	9,632